Fair Value Measurements - Schedule of Change in Fair Value of Derivative Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Series A Penny Warrants
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0
Issuance of Series A Penny Warrants	3,747
Change in fair value of derivative liability	(1,967)
Ending balance	1,780	$ 0
Bridge Notes
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	971
Change in fair value of derivative liability	0	14,589
Derecognition of derivative liability	0	(15,560)
Ending balance	$ 0	$ 0